Risk management - Cash flow hedge for future exports (Movement in other comprehensive income) (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk management
Opening balance	$ 601,744	$ (2,473,999)	$ (945,250)
Exchange difference	(3,897,441)	5,194,529	(4,317,263)
Realized exports (Note 25)	238,943	479,779	1,143,287
Ineffectiveness	6,658	25,454	6,625
Deferred tax	1,472,447	(2,624,019)	1,638,602
Closing balance	$ (1,577,649)	$ 601,744	$ (2,473,999)